Net Loss Per Share Attributable to Common Stockholders - Narrative (Details)	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Recapitalization exchange ratio	3.1057
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Recapitalization exchange ratio	3.1057